    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 12, 2001

                                                      1933 Act File No. 33-69460
                                                      1940 Act File No. 811-8046

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

            Pre-Effective Amendment No.


            Post-Effective Amendment No. 36


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

            Amendment No. 38


                        (Check appropriate box or boxes)

BERGER INVESTMENT PORTFOLIO TRUST
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

210 University Boulevard, Suite 900, Denver, Colorado     80206
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (303) 329-0200
                                                    ----------------------------

Jack R. Thompson, 210 University Boulevard, Suite 900, Denver, CO 80206
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.

It is proposed that this filing will become effective: (check appropriate box)

                  immediately upon filing pursuant to paragraph (b)

             XX   on January 29, 2001 pursuant to paragraph (b)

                  60 days after filing pursuant to paragraph (a)(1)

                  on (date) pursuant to paragraph (a)(1)

                  75 days after filing pursuant to paragraph (a)(2)

                  on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

             XX this post-effective amendment designates a new effective date for a previously filed post-effective amendment
                  (post-effective amendment No. 33).

Title of Securities Being Registered: Shares of Beneficial Interest of the Berger Information Technology Fund -- Investor Shares, Berger Information Technology Fund -- Institutional Shares, Berger New Generation Fund -- Investor Shares, Berger New Generation Fund -- Institutional Shares, Berger Select Fund, Berger Small Company Growth Fund -- Investor Shares, Berger Small Company Growth Fund -- Institutional Shares, Berger Mid Cap Growth Fund, Berger Mid Cap Value Fund, and Berger Balanced Fund.

                        DESIGNATION OF NEW EFFECTIVE DATE
                         FOR PREVIOUSLY FILED AMENDMENT

         Post-Effective Amendment No. 33 under the Securities Act of 1933 and Amendment No. 35 under the Investment Company Act of 1940 was filed pursuant to paragraph (a) of Rule 485 on November 15, 2000 (the "Amendment") and pursuant to that paragraph would become effective on January 16, 2001.
         The Registrant hereby designates January 29, 2001 as the new date upon which the Amendment shall become effective.

         All other information contained in the Registrant's Registration Statement as previously filed through Amendment is incorporated by reference without change.

         This amendment does not amend nor affect the Prospectus or SAI covering the Berger Large Cap Value Fund filed pursuant to Rule 485(a) on June 20, 2000 and the Fund's most recent filing dated December 15, 2000.

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-effective Amendment No. 36 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, State of Colorado, on the 12th day of January, 2001.

                                  BERGER INVESTMENT PORTFOLIO TRUST
                                  (Registrant)

                                  By /s/ Jack R. Thompson
                                     -------------------------------------------
                                  Name: Jack R. Thompson
                                        ----------------------------------------
                                  Title: President
                                         ---------------------------------------

                  Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


       Signature                            Title                            Date
       ---------                            -----                            ----

/s/  Jack R. Thompson                  President (Principal     January 12, 2001
----------------------------------     Executive Officer)
Jack R. Thompson                       and Director


/s/  David J. Schultz                  Vice President and       January 12, 2001
----------------------------------     Treasurer (Principal
David J. Schultz                       Financial Officer)


/s/  John Paganelli                    Assistant Treasurer      January 12, 2001
----------------------------------     (Principal Accounting
John Paganelli                         Officer)

Dennis E. Baldwin                      Trustee                  January 12, 2001
----------------------------------
Dennis E. Baldwin*

Louis R. Bindner                       Trustee                  January 12, 2001
----------------------------------
Louis R. Bindner*

Katherine A. Cattanach                 Trustee                  January 12, 2001
----------------------------------
Katherine A. Cattanach*

Paul R. Knapp                          Trustee                  January 12, 2001
----------------------------------
Paul R. Knapp*

Harry T. Lewis, Jr.                    Trustee                  January 12, 2001
----------------------------------
Harry T. Lewis, Jr.*

Michael Owen                           Trustee                  January 12, 2001
----------------------------------
Michael Owen*

William Sinclaire                      Trustee                  January 12, 2001
----------------------------------
William Sinclaire*

/s/  Jack R. Thompson
----------------------------------
*  By Jack R. Thompson
   Attorney-in-Fact